DEBT AND INTEREST (Details 2)	3 Months Ended								12 Months Ended																	1 Months Ended			1 Months Ended		12 Months Ended				1 Months Ended										1 Months Ended
	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 2011 Public Debt Offering USD ($)	Dec. 31, 2011 Senior euro notes USD ($) series	Dec. 31, 2011 Senior euro notes EUR (€) series	Dec. 31, 2011 Series A senior euro notes, due 2013 USD ($)	Dec. 31, 2011 Series A senior euro notes, due 2013 EUR (€)	Dec. 31, 2010 Series A senior euro notes, due 2013 USD ($)	Dec. 31, 2011 Series B senior euro notes, due 2016 USD ($)	Dec. 31, 2011 Series B senior euro notes, due 2016 EUR (€)	Dec. 31, 2010 Series B senior euro notes, due 2016 USD ($)	Dec. 31, 2011 Senior notes USD ($)	Dec. 31, 2010 Senior notes USD ($)	Feb. 28, 2008 Senior notes USD ($)	Dec. 31, 2011 Series of notes issued by the company in February, 2008 and December, 2011	Dec. 31, 2011 Series of notes issued by the company in December, 2006 and November, 2011	Oct. 31, 2011 Private placement senior notes USD ($) series	Oct. 31, 2011 Series A private placement senior notes due 2018 USD ($) Y	Dec. 31, 2011 Series A private placement senior notes due 2018 USD ($)	Oct. 31, 2011 Series B private placement senior notes due 2023 USD ($) Y	Dec. 31, 2011 Series B private placement senior notes due 2023 USD ($)	Dec. 31, 2011 Three year 2011 senior notes USD ($) Y	Dec. 31, 2011 Five year 2011 senior notes USD ($) Y	Dec. 31, 2011 Ten year 2011 senior notes USD ($) Y	Dec. 31, 2011 Thirty year 2011 senior notes USD ($) Y	Feb. 28, 2011 Term notes USD ($)	Dec. 31, 2010 Term notes USD ($)	Dec. 31, 2011 Legacy Nalco senior notes ($750 million) USD ($)	Dec. 31, 2011 Legacy Nalco senior euro notes (200 million euro) USD ($)	Dec. 31, 2011 Legacy Nalco senior euro notes (200 million euro) EUR (€)	Dec. 31, 2011 Legacy Nalco senior notes ($500 million) USD ($)	Dec. 31, 2011 Capital lease obligations USD ($)	Dec. 31, 2010 Capital lease obligations USD ($)	Dec. 31, 2011 Other USD ($)	Dec. 31, 2010 Other USD ($)	Jan. 31, 2012 Legacy Nalco senior notes USD ($)
Debt instrument
CARRYING VALUE	$ 6,619,800,000				$ 813,200,000				$ 6,619,800,000	$ 813,200,000		$ 3,750,000,000			$ 168,100,000		$ 162,300,000	$ 235,300,000		$ 227,200,000	$ 249,100,000	$ 248,800,000					$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 499,700,000	$ 1,247,600,000	$ 1,249,200,000	$ 742,300,000		$ 150,000,000	$ 838,700,000	$ 300,700,000		$ 558,500,000	$ 18,300,000	$ 17,500,000	$ 12,300,000	$ 7,400,000
Long-term debt, current maturities	(6,600,000)				(156,800,000)				(6,600,000)	(156,800,000)
Long-term debt, non-current	6,613,200,000				656,400,000				6,613,200,000	656,400,000
Aggregate principal amount													403,000,000	300,000,000		125,000,000			175,000,000		250,000,000		250,000,000			500,000,000		250,000,000		250,000,000	500,000,000	1,250,000,000	1,250,000,000	750,000,000			750,000,000		200,000,000	500,000,000
Number of series of senior notes													2	2												2
AVERAGE INTEREST RATE (as a percent)															4.36%	4.36%	4.36%	4.59%	4.59%	4.59%	4.88%	4.88%	4.88%				3.69%	3.69%	4.32%	4.32%	2.38%	3.00%	4.35%	5.50%		6.88%	6.63%	6.88%	6.88%	8.25%
EFFECTIVE INTEREST RATE (as a percent)															4.51%	4.51%	4.51%	4.67%	4.67%	4.67%	4.99%	4.99%						5.15%		4.32%	2.40%	3.04%	4.36%	5.53%		6.96%	5.13%	5.53%	5.53%	6.30%
Interest rate, minimum (as a percent)												2.38%
Interest rate, maximum (as a percent)												5.50%
Debt instrument, term (in years)																											7		12		3	5	10	30
Principal outstanding plus accrued interest payable at prepayment of notes (as a percent)																								101.00%	100.00%
Repayment of debt									1,420,400,000	7,400,000	6,400,000																								150,000,000
Redemption of notes																																													1,700,000,000
Aggregate annual maturities of long-term debt
2012	7,000,000								7,000,000
2013	175,000,000								175,000,000
2014	505,000,000								505,000,000
2015	254,000,000								254,000,000
2016	1,486,000,000								1,486,000,000
Interest
Interest expense									82,100,000	65,600,000	67,500,000
Interest income									(7,900,000)	(6,500,000)	(6,300,000)
Interest expense, net	$ 34,400,000	$ 13,200,000	$ 13,100,000	$ 13,500,000	$ 14,200,000	$ 14,900,000	$ 15,000,000	$ 15,000,000	$ 74,200,000	$ 59,100,000	$ 61,200,000